DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the outstanding foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2019 and 2018, as assets and liabilities is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2019	2018

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$158	$56
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(1,041)	(474)

Total derivatives designated as hedging instruments	Other Comprehensive loss	$(846)	$(418)

Not Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the outstanding non-designated foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2019 and 2018, as assets and liabilities are as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2019	2018

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$12	$94

Total derivatives non-designated as hedging instruments		12	94